CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended			12 Months Ended		29 Months Ended	32 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,984,000)	$ (5,227,000)		$ (13,931,778)	$ (5,686,573)	$ (20,003,700)	$ (22,987,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation, warrants and restricted shares	509,000	1,712,000		4,224,640	1,001,642	5,226,282	5,735,000
Issuance cost related to warrants to investors and service provider	448,000	0		0	101,263	258,110	706,000
Depreciation	198,000	117,000		839,249	24,317	864,070	1,062,000
Increase in other current assets	(73,000)	(8,000)		1,547	(391,747)	(402,559)	(519,000)
Increase (decrease) in trade payables	(51,000)	128,000		271,458	133,950	521,810	535,000
Increase (decrease) in other accounts payable and accrued expenses	(242,000)	170,000		603,411	228,090	919,815	678,000
Change in the fair value of warrants	(142,000)	2,136,000		293,542	1,606,378	1,884,053	1,742,000
Other	0	0		98,208		98,208	98,000
Net cash used in operating activities	(2,337,000)	(972,000)		(7,599,723)	(2,982,680)	(10,633,911)	(12,950,000)
Cash flows from investing activities:
Investment in short-term bank deposits	0	0		(162,622)	(19,851)	(195,910)	(196,000)
Proceeds of maturities of short-term bank deposit	0	0		13,843	12,762	26,605	26,000
Investment in restricted cash	0	0		0	(13,422)	(13,422)	(13,000)
Investment in lease deposit, net	0	0		(92,302)	(9,386)	(122,304)	(78,000)
Purchase of property and equipment	(116,000)	(462,000)		(1,400,373)	(534,634)	(2,042,558)	(2,224,000)
Net cash used in investing activities	(116,000)	(462,000)		(1,641,454)	(564,531)	(2,347,589)	(2,485,000)
Cash flows from financing activities:
Proceeds from issuance of Common Stocks and warrants, net of issuance cost	3,813,000	498,000		9,981,932	3,868,480	14,952,289	18,765,000
Proceeds from exercise of options and warrants	189,000		[1]	292,606		292,606	482,000
Net cash provided by financing activities	4,002,000	498,000		10,274,538	3,868,480	15,244,895	19,247,000
Increase (decrease) in cash and cash equivalents	1,549,000	(936,000)		1,033,361	321,269	2,263,395	3,812,000
Cash and cash equivalents at the beginning of the period	2,263,395	1,230,034		1,230,034	908,765	0	0
Cash and cash equivalents at the end of the period	3,812,000	294,000		2,263,395	1,230,034	2,263,395	3,812,000
Non-cash investing and financing and activities:
Receivable on account of shares	67,000	0					67,000
Conversion of liability related to warrants to common stock	9,000	0		415,232	0	415,232	424,000
Purchase of property and equipment	$ 4,000	$ 330,000		$ 64,520	$ 83,824	$ 64,520	$ 4,000

[1]	Represents an amount lower than $1.